Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, Segments in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Reporting_Unit Segments	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Significant Accounting Policies [Line Items]
Rate of translations of amounts from RMB into US$	6.5250			6.5250
Number of reporting unit | Reporting_Unit	1
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Noble member status duration	1 month
Discounts and rebates to advertising customers	¥ 86,663	63,622	21,796
Accounts receivable, net of allowance of RMB922 and RMB4,449 for 2019 and 2020, respectively	71,237	61,708		$ 10,918
Revenue expected to be recognized from remaining performance obligations	664,022
Employee social security and welfare benefits	¥ 116,292	128,256	80,436
Percentage of weighted to income and market approach	50.00%
Interest and penalties recognized associated with uncertain tax positions	¥ 0	0	0
Unrecognized uncertain tax positions	¥ 0	0
Minimum percentage appropriation to general reserve fund required	10.00%			10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%			10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Appropriations for the general reserve funds and statutory surplus fund		0	0
Dividends	¥ 0	0	0
Number of reportable segment | Segments	1
Operating lease assets	¥ 87,418	102,824		$ 13,397		¥ 92,075
Operating lease liabilities	86,847					91,654
Stockholders' Equity	9,776,778	8,684,850	5,645,007	$ 1,498,356			¥ 60,199
Cumulative Effect, Period of Adoption, Adjustment [Member]
Significant Accounting Policies [Line Items]
Stockholders' Equity		(3,067)
Accumulated deficit [Member]
Significant Accounting Policies [Line Items]
Appropriations for the general reserve funds and statutory surplus fund	(57,750)	(30,045)	(34,634)
Stockholders' Equity	(1,883,643)	(1,986,054)	(2,424,182)				¥ (80,968)
Accumulated deficit [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Significant Accounting Policies [Line Items]
Stockholders' Equity		(3,067)			¥ (3,067)
Statutory reserves [Member]
Significant Accounting Policies [Line Items]
Appropriations for the general reserve funds and statutory surplus fund	57,750	30,045	34,634
Stockholders' Equity	122,429	64,679	34,634
Related Parties [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net of allowance of RMB922 and RMB4,449 for 2019 and 2020, respectively	2,031	2,994
Related Parties Payment Platform [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net of allowance of RMB922 and RMB4,449 for 2019 and 2020, respectively	25,049	31,261				239,290
Third Party Payment Platforms [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net of allowance of RMB922 and RMB4,449 for 2019 and 2020, respectively	44,737	43,339				30,507
Amount of Impairment Recognized	25	0	0
Third Party Distribution Platforms [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net of allowance of RMB922 and RMB4,449 for 2019 and 2020, respectively	7,998	3,978				2,941
Amount of Impairment Recognized	105	0	0
Related Party Distribution Platforms [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net of allowance of RMB922 and RMB4,449 for 2019 and 2020, respectively	753	687
Third Party Advertising [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net of allowance of RMB922 and RMB4,449 for 2019 and 2020, respectively	22,951	15,313				11,323
Amount of Impairment Recognized		0	632
Related Party Advertising [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net of allowance of RMB922 and RMB4,449 for 2019 and 2020, respectively						5,926
Maximum [Member]
Significant Accounting Policies [Line Items]
Noble member status duration	24 months
Pre-IPO Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Redemption term	4 years
Research and Development Expenses [Member]
Significant Accounting Policies [Line Items]
Capitalized costs	¥ 0	0	0
Sales and Marketing Expenses [Member]
Significant Accounting Policies [Line Items]
Advertising and market promotion expenses	¥ 449,042	353,829	155,709
Advertising Revenue [Member]
Significant Accounting Policies [Line Items]
Period over which payments are due	3 months
Advertising Revenue [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Advertising revenues contract term	3 months
Live Streaming [Member]
Significant Accounting Policies [Line Items]
Deferred Revenue	¥ 564,078	951,166				543,245
Deferred Revenue, Revenue Recognized	786,253	462,511	240,802
Online Games [Member]
Significant Accounting Policies [Line Items]
Deferred Revenue	13,119	8,752				¥ 6,867
Deferred Revenue, Revenue Recognized	¥ 8,752	¥ 6,867	¥ 2,617